OTHER (EXPENSE) INCOME (Tables)	9 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER EXPENSE INCOME

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2023	2022	2023	2022
	$	$	$	$
Financing income contained in our revenue contracts	11,004	6,278	40,220	9,169
Expense from note modifications	—	(126,158)	(59,161)	(126,158)
Transaction expense on the Series B preferred share issuance	—	—	(100,000)	—
Other (expense) income	11,004	(119,880)	(118,941)	(116,989)